Capital management (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 25, 2020	Dec. 31, 2021	Dec. 31, 2020
Capital Management [Line Items]
Total common shareholders' equity		$ 132.8	$ 198.9
Value of shares approved under ATM offering	$ 50.0
At The Market Offering [Member] | H.C. Wainwright & Co. and Cormark Securities (the "Agents") [Member]
Capital Management [Line Items]
Value of shares approved under ATM offering		$ 50.0